BORROWINGS - Long-term Other Borrowings (Details) $ in Thousands, ₨ in Millions			1 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($) installment	Jan. 31, 2018 USD ($) installment	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($) installment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	May 31, 2020 PKR (₨)	Oct. 31, 2019 USD ($) installment
Long-term other borrowings [Abstract]
Long-term other borrowings					$ 6,205	$ 9,783
Less: Current portion of long-term other borrowings					(4,404)	(6,001)
Non-current portion of long term other borrowings					1,801	3,782
Financed amount					2,700	4,500
IBM Credit LLC [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					180	974
Hewlett-Packard Financial Services Co. [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					511	923
IPFS Corporation [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					$ 1,008	759
Interest rate					4.60%
Heritage Bank of Commerce [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings						1,833
PNC Term Loan [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings						2,359
First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					$ 3,149	2,935
JS Bank Limited [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					$ 1,357
Bottom of Range [Member]
Long-term other borrowings [Abstract]
Interest rate					6.00%
Top of Range [Member]
Long-term other borrowings [Abstract]
Interest rate					9.76%
LIBOR [Member] | Bottom of Range [Member] | PNC Term Loan [Member]
Long-term other borrowings [Abstract]
Interest rate					(0.50%)
LIBOR [Member] | Top of Range [Member] | PNC Term Loan [Member]
Long-term other borrowings [Abstract]
Interest rate					1.75%
IBEX Global Jamaica Limited [Member]
Long-term other borrowings [Abstract]
Non-revolving demand loan				$ 600
Number of equal monthly installments for repayment of debt | installment				36
Credit facility term				30 months
IBEX Global Jamaica Limited [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Non-revolving demand loan	$ 1,200	$ 1,400		$ 2,000				$ 800
Maturity date	January 31, 2023	January 31, 2023
Number of equal monthly installments for repayment of debt | installment	60	54		36				36
Credit facility term	36 months			30 months
Additional credit facility term	24 months
IBEX Global Jamaica Limited [Member] | January 2018 [Member]
Long-term other borrowings [Abstract]
Financed amount					$ 500	800
IBEX Global Jamaica Limited [Member] | November 2018 [Member]
Long-term other borrowings [Abstract]
Financed amount					700	900
IBEX Global Jamaica Limited [Member] | October 2019 [Member]
Long-term other borrowings [Abstract]
Financed amount					400	600
IBEX Global Jamaica Limited [Member] | March 2020 [Member]
Long-term other borrowings [Abstract]
Financed amount					400	600
IBEX Global Jamaica Limited [Member] | March 2020 [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Financed amount					$ 1,200	0
IBEX Global Jamaica Limited [Member] | Fixed Interest Rate [Member]
Long-term other borrowings [Abstract]
Interest rate				7.00%
IBEX Global Jamaica Limited [Member] | Fixed Interest Rate [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Interest rate		7.00%		7.00%				7.00%
IBEX Global Jamaica Limited [Member] | LIBOR [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Interest rate	5.26%
Maturity date					P6M
Interest rate floor	7.00%
Ibex Global Solutions, Inc. [Member] | JS Bank Limited [Member]
Long-term other borrowings [Abstract]
Financed amount					$ 800	0
Interest rate			3.00%				3.00%
Non-revolving demand loan			$ 1,000				₨ 165
Credit facility term			2 years
Virtual World (Private) Limited [Member] | JS Bank Limited [Member]
Long-term other borrowings [Abstract]
Financed amount					$ 600	$ 0
Interest rate			3.00%				3.00%
Non-revolving demand loan			$ 800				₨ 120
Credit facility term			2 years